Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions

25.	Related party transactions
Related parties of the Company are entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Company, members of the Stellantis Board of Directors, executives with strategic responsibilities and certain members of their families. Related parties include companies belonging to Exor N.V. (“Exor”), which include Ferrari N.V., CNH Industrial N.V. (“CNHI”) and Iveco Group N.V. ("Iveco"), which was spun-off from CNHI effective January 1, 2022.
Transactions carried out by Stellantis with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;
•the purchase of propulsion system components for light commercial vehicles from Iveco;
•the sale of propulsion system and other components to the companies of CNHI;
•the provision of services (accounting, payroll, tax administration, information technology and security) to the companies of CNHI and Iveco;
•the sale of vehicles for leasing, renting and resale to the joint ventures FCA Bank and Koç Fiat Kredi and to the joint ventures with Santander and BNP Paribas;
•the purchase of light commercial vehicles and passenger cars from the joint venture Tofas;
•the provision of services and the sale of goods to the GAC-Stellantis JV and to Dongfeng Peugeot Citroën Automobiles;
•the purchases of goods and services from GEFCO. Refer to Note 3, Scope of consolidation for additional information on the disposal;
•the purchase of vehicles from, and the provision of services and the sale of goods to, the joint operation Fiat India Automobiles Private Limited; and
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor).
The most significant financial transactions with related parties generated Receivables from financing activities of the Company’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which did not qualify for derecognition under IFRS 9 – Financial Instruments. Refer to Note 3, Scope of consolidation for additional information.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2022				2021				2020
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,129	€1,699	€24	€—	€831	€1,220	€14	€—	€—	€—	€—	€—
FCA Bank	2,007	33	30	21	1,666	19	(1)	39	—	—	—	—
GAC-Stellantis JV	24	—	—	(2)	45	—	—	(3)	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	140	604	—	(7)	150	122	—	—	95	54	—	(2)
Partnership with Santander	4,358	504	1	(2)	3,955	632	57	—	3,799	558	—	—
Partnership with BNP Paribas Personal Finance(1)	3,415	119	—	—	3,296	15	—	—	3,318	272	—	—
Other	3	—	12	(4)	4	2	8	—	—	—	—	—
Total joint arrangements	11,076	2,959	67	6	9,947	2,010	78	36	7,212	884	—	(2)
GEFCO	—	—	—	—	25	2,048	—	—	23	1,913	—	—
Other	65	183	16	—	66	144	16	(2)	58	4	—	(3)
Total associates	65	183	16	—	91	2,192	16	(2)	81	1,917	—	(3)
CNHI	50	—	—	—	332	169	1	—	—	—	—	—
Iveco	233	26	(1)	—	—	—	—	—	—	—	—	—
Ferrari N.V.	22	83	—	—	27	115	—	—	—	—	—	—
Directors and Key Management	—	—	75	—	—	—	73	—	—	—	48	—
Other	1	1	48	—	179	5	49	—	—	—	—	—
Total CNHI, Ferrari, Directors and other	306	110	122	—	538	289	123	—	—	—	48	—
Total unconsolidated subsidiaries	17	50	5	(1)	261	11	5	(4)	—	—	—	—
Total transactions with related parties	€11,464	€3,302	€210	€5	€10,837	€4,502	€222	€30	€7,293	€2,801	€48	€(5)

Total for the Company	€179,592	€144,327	€8,981	€768	€149,419	€119,943	€9,130	€734	€47,656	€38,250	€3,923	€94
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(1) Net revenues for the years ended December 31, 2021 and 2020 previously reported have been increased by €2,563 million and €2,540 million respectively to reflect the sales of vehicles in certain markets that pass through a financial services joint venture before being directed to the independent dealer network
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2022				2021
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€214	€423	€—	€—	€25	€356	€—	€—
FCA Bank	272	122	2	113	105	115	1	88
GAC-Stellantis JV	—	14	—	—	125	5	—	—
Dongfeng Peugeot Citroën Automobiles	114	64	—	—	132	68	—	—
Partnership with Santander	538	100	55	16	165	139	120	26
Partnership with BNP Paribas Personal Finance	381	158	—	—	93	138	—	—
Other	14	16	—	—	2	14	—	—
Total joint arrangements	1,533	897	57	129	647	835	121	114
GEFCO	—	—	—	—	15	383	—	—
Other	102	27	—	—	19	54	—	—
Total associates	102	27	—	—	34	437	—	—
CNHI	19	1	—	—	29	12	—	—
Iveco	34	17	—	—	—	—	—	—
Ferrari N.V.	11	17	—	—	11	23	—	—
Other	1	39	—	—	55	31	—	—
Total CNHI, Ferrari N.V. and other	65	74	—	—	95	66	—	—
Total unconsolidated subsidiaries	95	91	—	8	61	34	—	28
Total originating from related parties	€1,795	€1,089	€57	€137	€837	€1,372	€121	€142

Total for the Company	€14,870	€54,383	€1,655	€25,498	€11,442	€50,316	€993	€32,589
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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt
Commitments and Guarantees
As of December 31, 2022, the Company had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2023	€157
2024	€154
2025	€—
In December 2019, the Company committed to pay €198 million over an 18 year period to Dongfeng Peugeot Citroën Automobiles for the promotion of the Company's brands, subject to presentation of detailed plans of use and effectiveness. The residual commitment at December 31, 2022 amounts to €150 million. As of December 31, 2022, the future minimum expected obligations were as follows:

(€ million)
2023	€10
2024	€10
2025	€10
2026	€10
2027	€10
2028 and thereafter	€100
For commitments related to joint ventures for battery production, refer to Note 26, Guarantees granted, commitments and contingent liabilities for additional information.
Compensation to Directors and Key Management
The fees of the Directors of the Company for carrying out their respective functions were €31 million and €29 million for the year ended December 31, 2022 and 2021, respectively.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €44 million for 2022 (€44 million for 2021), which in addition to base compensation, included:
•€16 million in 2022 (€19 million in 2021) for share-based compensation expense;
•€14 million in 2022 (€12 million in 2021) for short-term employee benefits; and
•€3 million in 2022 (€4 million in 2021) for pension and similar benefits.
Refer to Note 19, Share-based compensation, for information related to the PSU and RSU awards granted to certain key employees.